Net Pension Cost (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 18.5	$ 0.2	₨ 93.0	₨ 14.6
Interest cost	57.3	0.7	55.8	37.7
Expected return on plan assets	(0.4)	0.0	(0.4)	(3.2)
Actuarial (gains)/losses	219.2	2.7	32.1	329.6
Net pension cost	₨ 294.6	$ 3.6	₨ 180.5	₨ 378.7